[front cover]

                                American Century

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                                   Value Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Value seeks long-term capital growth. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a value investment strategy that looks for medium to large companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

    Under normal market conditions, the fund managers intend to keep at least 65% of the fund's assets invested in U.S. equity securities of medium to large companies. The fund managers consider medium to large companies to include those with a market capitalization (the number of outstanding shares times the share price) that is larger than the largest company in the S&P SmallCap 600/BARRA Value Index. As of September 30, 1999, the largest company in the index had a market capitalization of $1.6 billion. The S&P SmallCap 600/BARRA Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

    When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, the fund can invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the funds could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.


Value                                         American Century Investments


    FUND PERFORMANCE

    The following bar chart shows the actual performance of Value's Investor Class shares for each calendar year since the fund's inception on September 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


[data shown in bar chart]
   Calendar Year-By-Year Returns (1)
               1998       1997        1996        1995       1994
Value          4.99%      26.01%     24.25%      32.80%      3.99%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Value's year-to-date return was 0.85%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
    Value               18.45% (2Q 1999)              -11.00% (3Q 1999)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The S&P 500/BARRA Value Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                   1 YEAR    5 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS(PERIOD ENDED SEPTEMBER 30, 1999)
               Value               12.04%     17.04%        15.16%
               S&P 500/BARRA
                  Value Index      21.48%     20.66%        16.80%

        (1) The inception date for Value is September 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century fund
    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                    1.00%
         Distribution and Service (12b-1) Fees             None
         Other Expenses                                    0.00%(1)
         Total Annual Fund Operating Expenses              1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                     1 year          3 years        5 years         10 years
                     $102             $318           $551            $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Value team:

    PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.


Value                                                          Fund Profile


    SCOTT A. MOORE, Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature Guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-17876   9910                       Funds Distributor, Inc.

[front cover]

                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                               Equity Income Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




EQUITY INCOME FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Income seeks current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks with a favorable dividend-paying history that have the prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide the fund a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

    Under normal circumstances, the fund managers intend to keep at least 85% of the fund's assets in income-paying securities and at least 65% of its assets in U.S. equity securities. A portion of the fund's assets may be invested in bonds and other fixed-income securities.

    When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual securities the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The value of Equity Income's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

    * If the individual stocks Equity Income owns do not continue or increase dividend payments, or their stock price declines, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

    In summary, Equity Income is intended for investors who seek current income through an equity fund that invests primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Income's Investor Class shares for each calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
   Calendar Year-By-Year Returns (1)
                   1998        1997        1996        1995
Equity Income     12.97%      28.26%      23.31%      29.63%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Equity Income's year-to-date return was 1.57%.


Equity Income                                 American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                   Lowest
    Equity Income           14.19% (4Q 1998)          -6.23% (3Q 1998)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds.

                                    1 YEAR       5 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)
        Equity Income               15.98%       18.20%         18.13%
        S&P 500 Index               27.80%       25.03%         24.49%
        Lipper Equity Income
          Fund Index                13.36%       16.28%         16.01%

        (1) The inception date for Equity Income is August 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century fund
    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               1.00%
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(1)
         Total Annual Fund Operating Expenses         1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                       1 year         3 years        5 years       10 years
                       $102            $318           $551          $1,219

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Equity Income team:

    PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

    SCOTT A. MOORE, Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a Chartered Financial Analyst.


Equity Income                                                  Fund Profile


6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Income pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-17877   9910                       Funds Distributor, Inc.

[front cover]

                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                               Equity Index Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




EQUITY INDEX FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Index seeks long-term capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

    The fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

    The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total market capitalization relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

    When the fund managers believe that it is prudent, they also may invest in S&P 500 Index futures and options. The fund will purchase futures and options on a non-leveraged basis. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. S&P 500 Index futures and options can help the fund's assets remain liquid while performing more like the S&P 500 Index.

    "Standard & Poor's(reg.tm)," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

    Additional information about Equity Index's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Equity Index's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Equity Index owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the total return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.


Equity Index                                  American Century Investments


    * It is intended that Equity Index will be diversified to the extent that the S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

    In summary, Equity Index is intended for investors who seek long-term capital growth by matching, as closely as possible, the investment characteristics and results of the S&P 500 Index and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century fund
    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.49%
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(1)
         Total Annual Fund Operating Expenses         0.49%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                           1 year                      3 years
                             $50                        $157

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Equity Index                                                   Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Index for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Index pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-17882   9910                       Funds Distributor, Inc.

[front cover]

                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                              Large Cap Value Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




LARGE CAP VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Large Cap Value seeks long-term capital growth. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a value investment strategy that looks for larger companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

    Under normal market conditions, the fund managers intend to keep at least 65% of the fund's assets invested in U.S. equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their market capitalization. "Market capitalization" of a company is the number of its outstanding shares times the share price.

    When the fund mangers believe that it is prudent, they also may invest in other securities including non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Large Cap Value's investments is available in its semiannual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Large Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Large Cap Value to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Large Cap Value can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Large Cap Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.


Large Cap Value                               American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century fund
    * or to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                  0.90%(1)
         Distribution and Service (12b-1) Fees           None
         Other Expenses                                  0.00%(2)
         Total Annual Fund Operating Expenses            0.90%


        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                            1 year               3 years
                              $92                 $286

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Large Cap Value team:

    MARK L. MALLON, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

    CHARLES RITTER, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access the Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Large Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Large Cap Value                                                Fund Profile


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Large Cap Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-17867   9910                       Funds Distributor, Inc.

                                American Century

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                              Small Cap Value Fund

    [photos of girl and woman blowing bubble, three men, woman at computer]

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

                                                                OCTOBER 25, 1999

                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




SMALL CAP VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Small Cap Value seeks long-term capital growth. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a value investment strategy that looks for smaller companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

    Under normal market conditions, the fund managers intend to keep at least 65% of the fund's assets invested in U.S. equity securities of smaller companies. The fund managers consider smaller companies to include those with a market capitalization (the number of outstanding shares times share price) that is not bigger than the largest company in the S&P SmallCap 600/BARRA Value Index. As of September 30, 1999, the largest company in the index had a market capitalization of $1.6 billion, while the median company in the index had a market capitalization of $342 million. The S&P SmallCap 600/BARRA Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

    When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Small Cap Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Small Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Small Cap Value to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

    * Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

    In summary, Small Cap Value is intended for investors who seek long-term capital growth through an equity fund investing in smaller companies utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.


Small Cap Value                               American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century fund
    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               1.25%
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(1)
         Total Annual Fund Operating Expenses         1.25%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                           1 year                      3 years

                            $127                        $395

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Small Cap Value team:

    R. TODD VINGERS, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

    BENJAMIN Z. GIELE, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May 1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas
    - Austin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Small Cap Value                                                Fund Profile


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Small Cap Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS 1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-17887   9910                                   Funds Distributor, Inc.